Leases - Operating Lease Maturity (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 27,098
2021	20,728
2022	18,882
2023	17,656
2024	13,832
Thereafter	20,693
Total lease payments	118,889
Less imputed interest	19,545
Total	$ 99,344